Credit Risk - Summary of Credit Performance (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of credit risk exposure [abstract]
Description on impairment loss allowances as a percentage	Impairment loss allowances as a percentage of NPLs. Impairment loss allowances relate to early arrears and performing assets (i.e. the incurred but not observed provision) as well as NPLs, so the ratio can exceed 100%.